CONDENSED, CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES AND OTHER INCOME
Rental of flight equipment		$ 1,059,888			$ 1,101,205						$ 2,073,808	$ 2,223,430	$ 4,345,602	$ 4,454,405	$ 4,726,502
Flight equipment marketing and gain on aircraft sales		14,472			8,617						16,753	14,673	35,388	14,348	10,637
Other income		27,147			24,496						73,102	47,759	123,250	57,910	61,741
Total revenues and other income		1,101,507	1,076,506	1,141,872	1,134,318	1,151,544	1,109,465	1,123,153	1,125,532	1,168,513	2,163,663	2,285,862	4,504,240	4,526,663	4,798,880
EXPENSES
Interest		365,974			388,254						750,102	779,074	1,555,567	1,569,468	1,567,369
Depreciation of flight equipment		463,255			478,754						927,367	958,404	1,918,728	1,864,735	1,963,175
Aircraft impairment charges on flight equipment held for use		15,532			30,254						35,238	41,425	102,662	1,567,180	1,110,427
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed		101,091			44,783						127,587	52,127	89,700	170,328	552,762
Loss on early extinguishment of debt		15,221			2,054						17,695	22,934	22,934	61,093
Aircraft costs		7,842			27,330						21,478	46,158	134,825	49,673	33,352
Selling, general and administrative		86,622			64,265						166,065	130,203	257,463	188,433	179,428
Other expenses		297			4,716						7,665	9,416	51,270	89,732	157,003
Total expenses		1,055,834			1,040,410						2,053,197	2,039,741	4,133,149	5,560,642	5,563,516
INCOME (LOSS) BEFORE INCOME TAXES		45,673	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	110,466	246,121	371,091	(1,033,979)	(764,636)
(Benefit) provision for income taxes	(162,600)	12,503			(129,157)						27,680	(75,953)	(39,231)	(310,078)	(268,968)
NET INCOME (LOSS)		$ 33,170	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ 82,786	$ 322,074	$ 410,322	$ (723,901)	$ (495,668)